SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, New Standards and Interpretations Not yet Adopted (Details)	12 Months Ended
Dec. 31, 2024
Amendments to IAS 21, Lack of Exchangeability [Member]
New standards and interpretations not yet adopted [Abstract]
Standard/Interpretation	Amendments to IAS 21, Lack of Exchangeability
Application Date for the Group	Jan. 01, 2025
Amendments to IFRS 9 and IFRS 7, Amendments to the Classification and Measurement of Financial Instruments [Member]
New standards and interpretations not yet adopted [Abstract]
Standard/Interpretation	Amendments to IFRS 9 and IFRS 7, Amendments to the Classification and Measurement of Financial Instruments
Application Date for the Group	Jan. 01, 2026
Amendments to IFRS 1, IFRS 7, IFRS 9, IFRS 10 and IAS 7, Annual improvements to IFRS Accounting Standards Volume 11 [Member]
New standards and interpretations not yet adopted [Abstract]
Standard/Interpretation	Amendments to IFRS 1, IFRS 7, IFRS 9, IFRS 10 and IAS 7, Annual improvements to IFRS Accounting Standards Volume 11
Application Date for the Group	Jan. 01, 2026
Amendments to IFRS 9 and IFRS 7, Contracts referencing Nature-dependent Electricity [Member]
New standards and interpretations not yet adopted [Abstract]
Standard/Interpretation	Amendments to IFRS 9 and IFRS 7, Contracts referencing Nature-dependent Electricity
Application Date for the Group	Jan. 01, 2026
IFRS 18 Presentation and Disclosure in Financial Statements [Member]
New standards and interpretations not yet adopted [Abstract]
Standard/Interpretation	IFRS 18 Presentation and Disclosure in Financial Statements
Application Date for the Group	Jan. 01, 2027
IFRS 19 Subsidiaries without Public Accountability: Disclosures [Member]
New standards and interpretations not yet adopted [Abstract]
Standard/Interpretation	IFRS 19 Subsidiaries without Public Accountability: Disclosures
Application Date for the Group	Jan. 01, 2027